Lease Arrangements - Summary of Total Cash Outflow for Leases (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Expenses relating to low-value asset leases	$ 10	$ 9	$ 9
Expenses relating to variable lease payments not included in the measurement of lease liabilities	7	8	8
Total cash outflow for leases	$ 4,089	$ 4,006	$ 3,869